Deferred Policy Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Policy Acquisition Costs Text Blcok [Abstract]
Schedule of deferred policy acquisition costs
	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000
Opening balance	41,713	36,404	32,916
Acquisition costs during the year	84,002	64,675	62,269
Charged to consolidated statement of income	(70,543)	(59,366)	(58,781)
Ending balance	55,172	41,713	36,404